Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 256,231
Ending balance	0
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	256,231	€ 150,670
Remeasurement recognized in finance (income) or expense	25,938	35,909
Reclassified to equity upon conversion to ordinary shares	(282,169)	0
Ending balance	€ 0	€ 186,579